Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 28, 2021

CTF-QTLY-0421
1.814091.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Connecticut - 95.7%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,643,485
5% 2/15/24	645,000	668,646
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,186,580
5% 8/15/32 (FSA Insured)	3,090,000	3,661,187
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,235,550
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,214,590
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,208,030
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,523,792
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,115,680
5% 7/1/49 (a)	2,925,000	3,352,577
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,960,651
5% 10/15/27	1,000,000	1,112,430
Series 2014 G, 5% 11/15/28	7,000,000	8,090,250
Series 2015 B:
5% 6/15/27	4,825,000	5,673,283
5% 6/15/30	1,290,000	1,507,068
5% 6/15/32	5,500,000	6,416,355
Series 2015 F, 5% 11/15/31	4,000,000	4,727,320
Series 2016 A, 5% 3/15/31	6,950,000	8,281,273
Series 2018 A:
5% 4/15/30	2,500,000	3,123,200
5% 4/15/38	1,700,000	2,066,010
Series 2018 C, 5% 6/15/31	725,000	904,633
Series 2019 A:
4% 4/15/37	1,825,000	2,110,923
5% 4/15/25	1,140,000	1,340,366
5% 4/15/28	7,450,000	9,446,079
5% 4/15/35	2,000,000	2,502,200
5% 4/15/36	2,300,000	2,867,663
5% 4/15/39	2,450,000	3,025,922
Series 2020 A, 4% 1/15/38	4,000,000	4,640,840
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,205,367
5% 7/1/32	1,000,000	1,203,910
Series 2017, 5% 7/1/30	2,400,000	2,911,296
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	98,187
5% 7/1/28	1,150,000	1,394,180
5% 7/1/29	350,000	420,518
5% 7/1/30	1,100,000	1,312,311
5% 7/1/31	1,300,000	1,545,037
5% 7/1/32	1,050,000	1,243,274
5% 7/1/33	700,000	826,126
5% 7/1/34	750,000	882,713
5% 7/1/42	2,000,000	2,311,080
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	10,934,537
Bonds Series 2010 A4, 2%, tender 2/8/22 (b)	250,000	254,288
Series 2013 N:
5% 7/1/24	400,000	439,408
5% 7/1/25	300,000	328,680
Series 2014 E:
5% 7/1/28	3,260,000	3,678,682
5% 7/1/29	3,840,000	4,316,813
Series 2015 L, 5% 7/1/29	1,500,000	1,736,640
Series 2016 K, 4% 7/1/46	7,000,000	7,445,690
Series 2017 B, 5% 7/1/29	5,150,000	6,784,765
Series 2018 K3, 5% 7/1/38	985,000	1,118,852
Series 2019 A:
4% 7/1/49	2,625,000	2,869,178
5% 7/1/49 (c)	6,000,000	6,158,700
Series 2020 A, 4% 7/1/40	1,250,000	1,409,838
Series 2020 C, 4% 7/1/45	1,800,000	2,001,762
Series E:
5% 7/1/28	1,250,000	1,412,738
5% 7/1/42	5,000,000	5,538,550
Series F, 5% 7/1/45	4,890,000	5,536,262
Series G:
5% 7/1/29 (c)	1,055,000	1,244,710
5% 7/1/30 (c)	275,000	317,812
5% 7/1/34 (c)	695,000	789,687
5% 7/1/39 (c)	2,600,000	2,911,012
5% 7/1/50 (c)	1,000,000	1,101,890
Series K1:
5% 7/1/24	600,000	664,686
5% 7/1/25	1,240,000	1,403,010
5% 7/1/27	250,000	293,198
Series K3, 5% 7/1/48	3,695,000	4,126,724
Series L:
5% 7/1/26	1,000,000	1,175,340
5% 7/1/27	2,000,000	2,338,840
Series L1:
3% 7/1/21 (d)	650,000	654,168
4% 7/1/22 (d)	500,000	522,140
4% 7/1/23 (d)	550,000	592,224
4% 7/1/24 (d)	650,000	718,543
4% 7/1/25 (d)	600,000	678,246
4% 7/1/26 (d)	700,000	806,253
4% 7/1/27 (d)	700,000	820,036
Series N:
4% 7/1/39	1,850,000	1,980,851
5% 7/1/21	100,000	101,218
5% 7/1/22	400,000	419,400
5% 7/1/23	415,000	450,221
5% 7/1/24	375,000	418,534
5% 7/1/25	340,000	388,661
5% 7/1/27	430,000	511,038
5% 7/1/31	500,000	599,180
5% 7/1/32	550,000	655,551
5% 7/1/33	720,000	854,633
5% 7/1/34	675,000	797,344
Series O, 5% 7/1/23	235,000	257,736
Series R:
5% 6/1/37	1,000,000	1,253,750
5% 6/1/38	1,045,000	1,306,146
5% 6/1/39	1,595,000	1,987,960
5% 6/1/40	1,125,000	1,398,735
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (a)	1,100,000	1,223,816
Series 2017 B:
5% 11/15/22 (a)	975,000	1,048,739
5% 11/15/24 (a)	1,065,000	1,217,061
(Chesla Loan Prog.):
Series B:
5% 11/15/24 (a)	300,000	335,292
5% 11/15/25 (a)	400,000	454,252
5% 11/15/26 (a)	600,000	691,254
5% 11/15/27 (a)	610,000	710,308
5% 11/15/28 (a)	525,000	615,678
5% 11/15/29 (a)	550,000	650,100
Series C:
5% 11/15/24	225,000	258,543
5% 11/15/25	240,000	282,950
5% 11/15/26	200,000	240,772
5% 11/15/27	125,000	149,089
Series D:
5% 11/15/21	300,000	309,825
5% 11/15/22	450,000	484,992
5% 11/15/23	450,000	502,452
5% 11/15/24	425,000	488,359
5% 11/15/25	250,000	294,740
5% 11/15/26	180,000	216,695
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	295,000	301,366
Series 2013 B2, 4% 11/15/32	675,000	688,514
Series 2014 C, 4% 11/15/44	370,000	386,280
Series 2016 F, 3.5% 5/15/39 (a)	1,360,000	1,438,989
Series 2019 B1, 4% 5/15/49	3,800,000	4,284,044
Series 2019 F, 3.5% 11/15/43	3,925,000	4,287,788
Series A2:
5% 11/15/26 (a)	840,000	1,004,094
5% 5/15/27 (a)	1,890,000	2,282,175
5% 11/15/27 (a)	860,000	1,047,876
5% 5/15/28 (a)	615,000	753,449
5% 11/15/28 (a)	225,000	277,866
Series C:
5% 5/15/26 (a)	1,820,000	2,161,669
5% 5/15/27 (a)	800,000	966,000
5% 11/15/28 (a)	580,000	711,585
5% 5/15/29 (a)	1,115,000	1,377,326
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,083,400
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,423,750
5% 1/1/28	1,000,000	1,082,630
5% 1/1/31	5,000,000	5,401,700
Series 2015 A, 5% 8/1/34	6,000,000	6,992,280
Series A:
5% 5/1/28	1,000,000	1,269,940
5% 9/1/33	1,000,000	1,139,350
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,036
Series 2014 B:
5% 8/15/25	450,000	517,149
5% 8/15/26	700,000	802,123
5% 8/15/27	750,000	856,935
5% 8/15/28	385,000	439,608
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,146,970
5% 11/1/29	1,850,000	2,115,420
5% 11/1/30	2,480,000	2,827,126
5% 11/1/31	2,905,000	3,302,636
5% 11/1/42	2,115,000	2,375,335
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,249,210
5% 7/15/32	1,250,000	1,554,900
5% 7/15/33	1,000,000	1,239,250
5% 7/15/34	1,000,000	1,235,430
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,050,660
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,114,269
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,175,870
5% 7/1/29 (FSA Insured)	1,000,000	1,172,520
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,227,820
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,054,820
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,857,675
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,041,872
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,146,477
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,254,467
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,944,522
5% 3/1/33 (FSA Insured)	1,900,000	2,252,469
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	724,206
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	899,372
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	42,891
5% 8/15/28 (FSA Insured)	1,500,000	1,792,905
5% 8/15/30 (FSA Insured)	1,000,000	1,184,270
5% 8/15/34 (FSA Insured)	1,000,000	1,171,110
5% 8/15/35 (FSA Insured)	1,000,000	1,168,840
5% 9/1/29 (FSA Insured)	2,655,000	3,098,597
5% 9/1/31 (FSA Insured)	1,430,000	1,658,028
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,204,660
5% 8/1/33	1,150,000	1,384,025
5% 8/1/37	3,000,000	3,582,600
5% 8/1/38	1,000,000	1,192,470
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,165,020
Series 2019, 5% 1/1/27	1,990,000	2,449,053
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,561,688
Series A, 5% 8/15/27	1,335,000	1,466,644
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	853,072
5% 11/1/25	635,000	729,431
5% 11/1/26	635,000	742,588
Series 2017 B, 5% 11/1/32	400,000	457,324

TOTAL CONNECTICUT		334,496,793

Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	853,792
TOTAL MUNICIPAL BONDS
(Cost $318,650,789)		335,350,585
TOTAL INVESTMENT IN SECURITIES - 95.9%
(Cost $318,650,789)		335,350,585
NET OTHER ASSETS (LIABILITIES) - 4.1%		14,201,236
NET ASSETS - 100%		$349,551,821

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,751,631 or 4.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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